Other assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Assets1 [Abstract]
Reclamation deposits	$ 68,808	$ 54,375
Restricted cash	6,109	5,054
Prepaid withholding tax	0	14,473
Other	69	62
Other non-current assets	$ 74,986	$ 73,964